Distribution Date:	01/12/23	GS Mortgage Securities Corporation II
Determination Date:	01/06/23
Next Distribution Date:	02/10/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-GC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	Prophet Capital Asset Management LP
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252WAT5	1.343000%	62,817,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252WAU2	3.002000%	41,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252WAV0	3.680000%	176,814,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36252WAW8	3.721000%	185,000,000.00	49,587,446.62	0.00	153,762.41	0.00	0.00	153,762.41	49,587,446.62	45.70%	30.00%
A-5	36252WAX6	3.998000%	272,417,000.00	272,417,000.00	0.00	907,602.64	0.00	0.00	907,602.64	272,417,000.00	45.70%	30.00%
A-AB	36252WAY4	3.655000%	88,897,000.00	20,703,078.44	1,175,961.66	63,058.13	0.00	0.00	1,239,019.79	19,527,116.78	45.70%	30.00%
A-S	36252WBB3	4.258000%	72,398,000.00	72,398,000.00	0.00	256,892.24	0.00	0.00	256,892.24	72,398,000.00	34.19%	23.88%
B	36252WBC1	4.529000%	78,307,000.00	78,307,000.00	0.00	295,543.67	0.00	0.00	295,543.67	78,307,000.00	21.74%	17.25%
C	36252WBE7	5.001000%	50,235,000.00	50,235,000.00	0.00	209,354.38	0.00	0.00	209,354.38	50,235,000.00	13.76%	13.00%
D	36252WAE8	5.001000%	59,100,000.00	59,100,000.00	0.00	246,299.27	0.00	0.00	246,299.27	59,100,000.00	4.36%	8.00%
E*	36252WAG3	4.501000%	29,550,000.00	27,433,477.41	0.00	65,253.68	0.00	146.40	65,253.68	27,433,331.01	0.00%	5.50%
F	36252WAJ7	3.674000%	16,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.13%
G	36252WAL2	3.674000%	11,820,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
H	36252WAN8	3.674000%	36,938,362.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36252WAQ1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,181,999,363.00	630,181,002.47	1,175,961.66	2,197,766.42	0.00	146.40	3,373,728.08	629,004,894.41

X-A	36252WAZ1	1.007851%	899,797,000.00	415,105,525.06	0.00	348,637.03	0.00	0.00	348,637.03	413,929,563.40
X-B	36252WBA5	0.472000%	78,307,000.00	78,307,000.00	0.00	30,800.78	0.00	0.00	30,800.78	78,307,000.00
X-C	36252WAA6	0.500000%	29,550,000.00	27,433,477.41	0.00	11,430.62	0.00	0.00	11,430.62	27,433,331.01
X-D	36252WAC2	5.001000%	65,010,362.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,072,664,362.00	520,846,002.47	0.00	390,868.43	0.00	0.00	390,868.43	519,669,894.41

Deal Distribution Total					1,175,961.66	2,588,634.85	0.00	146.40	3,764,596.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252WAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36252WAW8	268.04025200	0.00000000	0.83114816	0.00000000	0.00000000	0.00000000	0.00000000	0.83114816	268.04025200
A-5	36252WAX6	1,000.00000000	0.00000000	3.33166667	0.00000000	0.00000000	0.00000000	0.00000000	3.33166667	1,000.00000000
A-AB	36252WAY4	232.88838139	13.22836159	0.70933924	0.00000000	0.00000000	0.00000000	0.00000000	13.93770082	219.66001980
A-S	36252WBB3	1,000.00000000	0.00000000	3.54833338	0.00000000	0.00000000	0.00000000	0.00000000	3.54833338	1,000.00000000
B	36252WBC1	1,000.00000000	0.00000000	3.77416668	0.00000000	0.00000000	0.00000000	0.00000000	3.77416668	1,000.00000000
C	36252WBE7	1,000.00000000	0.00000000	4.16750035	0.00000000	0.00000000	0.00000000	0.00000000	4.16750035	1,000.00000000
D	36252WAE8	1,000.00000000	0.00000000	4.16750034	0.00000000	0.00000000	0.00000000	0.00000000	4.16750034	1,000.00000000
E	36252WAG3	928.37487005	0.00000000	2.20824636	1.27393333	60.50814585	0.00000000	0.00495431	2.20824636	928.36991574
F	36252WAJ7	0.00000000	0.00000000	0.00000000	0.00000000	86.69306670	0.00000000	0.00000000	0.00000000	0.00000000
G	36252WAL2	0.00000000	0.00000000	0.00000000	0.00000000	109.77461506	0.00000000	0.00000000	0.00000000	0.00000000
H	36252WAN8	0.00000000	0.00000000	0.00000000	0.00000000	113.59774481	0.00000000	0.00000000	0.00000000	0.00000000
R	36252WAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252WAZ1	461.33241727	0.00000000	0.38746187	0.00000000	0.00000000	0.00000000	0.00000000	0.38746187	460.02549842
X-B	36252WBA5	1,000.00000000	0.00000000	0.39333367	0.00000000	0.00000000	0.00000000	0.00000000	0.39333367	1,000.00000000
X-C	36252WAA6	928.37487005	0.00000000	0.38682301	0.00000000	0.00000000	0.00000000	0.00000000	0.38682301	928.36991574
X-D	36252WAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	153,762.41	0.00	153,762.41	0.00	0.00	0.00	153,762.41	0.00
A-5	12/01/22 - 12/30/22	30	0.00	907,602.64	0.00	907,602.64	0.00	0.00	0.00	907,602.64	0.00
A-AB	12/01/22 - 12/30/22	30	0.00	63,058.13	0.00	63,058.13	0.00	0.00	0.00	63,058.13	0.00
X-A	12/01/22 - 12/30/22	30	0.00	348,637.03	0.00	348,637.03	0.00	0.00	0.00	348,637.03	0.00
X-B	12/01/22 - 12/30/22	30	0.00	30,800.78	0.00	30,800.78	0.00	0.00	0.00	30,800.78	0.00
A-S	12/01/22 - 12/30/22	30	0.00	256,892.24	0.00	256,892.24	0.00	0.00	0.00	256,892.24	0.00
B	12/01/22 - 12/30/22	30	0.00	295,543.67	0.00	295,543.67	0.00	0.00	0.00	295,543.67	0.00
C	12/01/22 - 12/30/22	30	0.00	209,354.38	0.00	209,354.38	0.00	0.00	0.00	209,354.38	0.00
X-C	12/01/22 - 12/30/22	30	0.00	11,430.62	0.00	11,430.62	0.00	0.00	0.00	11,430.62	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	12/01/22 - 12/30/22	30	0.00	246,299.27	0.00	246,299.27	0.00	0.00	0.00	246,299.27	0.00
E	12/01/22 - 12/30/22	30	1,743,830.16	102,898.41	0.00	102,898.41	37,644.73	0.00	0.00	65,253.68	1,788,015.71
F	N/A	N/A	1,404,635.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,408,935.72
G	N/A	N/A	1,293,575.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,297,535.95
H	N/A	N/A	4,183,306.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,196,114.62
Totals			8,625,347.54	2,626,279.58	0.00	2,626,279.58	37,644.73	0.00	0.00	2,588,634.85	8,690,602.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252WBB3	4.258000%	72,398,000.00	72,398,000.00	0.00	256,892.24	0.00	0.00	256,892.24	72,398,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252WBC1	4.529000%	78,307,000.00	78,307,000.00	0.00	295,543.67	0.00	0.00	295,543.67	78,307,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252WBE7	5.001000%	50,235,000.00	50,235,000.00	0.00	209,354.38	0.00	0.00	209,354.38	50,235,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			200,940,000.03	200,940,000.00	0.00	761,790.29	0.00	0.00	761,790.29	200,940,000.00

Exchangeable Certificate Details
PEZ	36252WBD9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,764,596.51
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,727,951.79	Master Servicing Fee	11,579.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,627.97
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	271.33
ARD Interest	0.00	Operating Advisor Fee	651.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,129.58
Total Interest Collected	2,727,951.79

Principal		Expenses/Reimbursements
Scheduled Principal	1,176,108.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	28,341.08
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,456.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(146.40)	Special Servicing Fees (Work Out)	1,847.23
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,175,961.66	Total Expenses/Reimbursements	37,644.73

		Interest Reserve Deposit	87,542.65

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,588,634.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,175,961.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,764,596.51
Total Funds Collected	3,903,913.45	Total Funds Distributed	3,903,913.47

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	630,181,002.47	630,181,002.47	Beginning Certificate Balance	630,181,002.47
(-) Scheduled Principal Collections	1,176,108.06	1,176,108.06	(-) Principal Distributions	1,175,961.66
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	146.40
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	146.40
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	146.40	146.40	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	629,004,894.41	629,004,894.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	632,145,155.62	632,145,155.62	Ending Certificate Balance	629,004,894.41
Ending Actual Collateral Balance	631,186,352.84	631,186,352.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	184,356,328.81	29.31%	14	5.0977	NAP	Defeased	21	184,356,328.81	29.31%	14	5.0977	NAP
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	10	188,107,078.18	29.91%	12	5.0529	1.079201
3,000,001 to 5,000,000	7	27,976,531.53	4.45%	14	5.1582	2.000618	1.31-1.40	1	34,025,846.46	5.41%	14	4.9900	1.380000
5,000,001 to 10,000,000	10	64,455,305.63	10.25%	14	5.0086	1.764657	1.41-1.50	1	22,075,561.43	3.51%	15	4.9700	1.410000
10,000,001 to 15,000,000	4	50,838,181.50	8.08%	14	5.0172	1.719620	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	36,612,308.62	5.82%	13	5.2058	1.370519	1.61-1.70	5	84,625,617.72	13.45%	14	4.9091	1.640868
20,000,001 to 25,000,000	3	67,093,655.31	10.67%	15	4.8494	1.154214	1.71-1.80	2	16,913,018.48	2.69%	14	5.0399	1.790000
25,000,001 to 30,000,000	2	51,353,617.75	8.16%	14	4.9363	1.918181	1.81-1.90	2	19,237,535.83	3.06%	14	4.9734	1.816403
30,000,001 to 80,000,000	3	146,318,965.26	23.26%	13	4.9929	1.333027	1.91-2.20	3	19,620,884.18	3.12%	14	5.0009	1.959004
80,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	7	60,043,023.32	9.55%	14	4.9592	2.576541
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	629,004,894.41	100.00%	13	5.0270	1.490696
Totals	52	629,004,894.41	100.00%	13	5.0270	1.490696
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	33	184,356,328.81	29.31%	14	5.0977	NAP
							Defeased	33	184,356,328.81	29.31%	14	5.0977	NAP
California	1	26,000,000.00	4.13%	15	4.7280	2.560000
							Lodging	5	62,938,243.94	10.01%	15	4.9577	1.187935
Colorado	1	4,000,000.00	0.64%	12	4.8900	3.060000
							Mixed Use	3	129,690,931.38	20.62%	12	5.0555	1.226017
Connecticut	1	22,108,290.93	3.51%	14	4.6900	1.670000
							Multi-Family	6	53,948,130.75	8.58%	14	5.0085	1.831042
Delaware	1	34,025,846.46	5.41%	14	4.9900	1.380000
							Office	9	60,362,069.71	9.60%	14	5.1370	1.487064
Florida	1	14,854,822.67	2.36%	13	5.0050	1.200000
							Retail	12	109,905,703.44	17.47%	14	4.9164	1.868380
Georgia	3	11,156,837.73	1.77%	13	5.2136	2.106489
							Self Storage	3	27,803,486.38	4.42%	14	4.8170	1.821580
Louisiana	1	3,677,076.39	0.58%	14	5.2100	1.150000
							Totals	71	629,004,894.41	100.00%	13	5.0270	1.490696
Michigan	4	34,255,020.18	5.45%	14	5.0631	1.941648

Missouri	1	6,082,037.51	0.97%	15	5.2900	1.170000

New York	1	17,938,764.83	2.85%	12	5.4200	1.090000

North Carolina	1	5,399,473.82	0.86%	14	4.8500	1.690000

Ohio	2	86,502,553.33	13.75%	11	5.0020	1.157534

Oklahoma	3	22,909,802.95	3.64%	15	4.8870	0.410000

Oregon	1	3,074,748.74	0.49%	14	5.2500	2.220000

Pennsylvania	2	24,530,356.53	3.90%	14	5.0279	1.800664

South Carolina	1	4,978,214.36	0.79%	14	4.8095	1.080000

Tennessee	5	25,353,617.75	4.03%	13	5.1500	1.260000

Texas	6	69,566,984.49	11.06%	14	4.9959	1.833179

West Virginia	1	22,075,561.43	3.51%	15	4.9700	1.410000

Wisconsin	1	6,158,555.50	0.98%	14	4.8150	1.830000

Totals	71	629,004,894.41	100.00%	13	5.0270	1.490696

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	184,356,328.81	29.31%	14	5.0977	NAP	Defeased	21	184,356,328.81	29.31%	14	5.0977	NAP
	4.750% or less	3	57,476,304.45	9.14%	14	4.7110	2.119868	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	11	236,324,305.50	37.57%	13	4.9651	1.318697	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	12	112,762,976.29	17.93%	14	5.0813	1.629265	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	5	38,084,979.36	6.05%	13	5.3854	1.604365	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	31	444,648,565.60	70.69%	13	4.9977	1.525486
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	52	629,004,894.41	100.00%	13	5.0270	1.490696
	Totals	52	629,004,894.41	100.00%	13	5.0270	1.490696
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	184,356,328.81	29.31%	14	5.0977	NAP	Defeased	21	184,356,328.81	29.31%	14	5.0977	NAP
	60 months or less	31	444,648,565.60	70.69%	13	4.9977	1.525486	Interest Only	2	30,000,000.00	4.77%	15	4.7496	2.626667
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	29	414,648,565.60	65.92%	13	5.0157	1.445815
	Totals	52	629,004,894.41	100.00%	13	5.0270	1.490696	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	629,004,894.41	100.00%	13	5.0270	1.490696
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	184,356,328.81	29.31%	14	5.0977	NAP				None
Underwriter's Information		1	34,566,798.71	5.50%	15	4.9800	1.608398
	12 months or less	26	360,620,909.68	57.33%	13	5.0057	1.563577
	13 to 24 months	4	49,460,857.21	7.86%	14	4.9521	1.189818
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	629,004,894.41	100.00%	13	5.0270	1.490696
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	10085524	1	MU	Beavercreek	OH	Actual/360	5.000%	335,291.56	147,847.90	0.00	N/A	12/01/23	--	77,874,167.99	77,726,320.09	12/01/22
6	10085528	1	LO	Houston	TX	Actual/360	4.980%	148,531.81	69,457.38	0.00	N/A	04/06/24	--	34,636,256.09	34,566,798.71	07/06/20
7	10085529	1	MU	Wilmington	DE	Actual/360	4.990%	146,441.94	54,637.05	0.00	N/A	03/06/24	--	34,080,483.51	34,025,846.46	01/06/23
9	10085531	1	SS	Various	Various	Actual/360	5.220%	114,777.11	50,327.00	0.00	N/A	01/06/24	--	25,534,395.16	25,484,068.16	01/06/23
10	10084814	1	MF	Miami	FL	Actual/360	4.790%	114,730.73	39,867.29	0.00	N/A	04/05/24	--	27,815,384.33	27,775,517.04	01/05/23
11	10085532	1	LO	Various	OK	Actual/360	4.887%	96,780.26	87,943.11	0.00	N/A	04/06/24	--	22,997,746.06	22,909,802.95	01/01/23
12	10086067	1	OF	Various	TN	Actual/360	5.150%	112,626.90	42,990.57	0.00	N/A	02/06/24	--	25,396,608.32	25,353,617.75	01/06/23
14	10085534	1	RT	Fullerton	CA	Actual/360	4.728%	105,854.67	0.00	0.00	N/A	04/06/24	--	26,000,000.00	26,000,000.00	01/06/23
15	10085535	1	RT	Sebring	FL	Actual/360	4.898%	87,197.13	42,263.12	0.00	N/A	03/06/24	--	20,676,095.79	20,633,832.67	01/06/23
16	10084827	1	MF	Morgantown	WV	Actual/360	4.970%	94,628.66	35,373.82	0.00	N/A	04/05/24	--	22,110,935.25	22,075,561.43	01/05/23
17	10085536	1	MF	Canton	GA	Actual/360	5.106%	90,439.27	41,036.37	0.00	N/A	02/06/24	--	20,571,197.00	20,530,160.63	01/06/23
18	10085537	1	SS	Norwalk	CT	Actual/360	4.690%	89,427.74	34,901.12	0.00	N/A	03/06/24	--	22,143,192.05	22,108,290.93	01/06/23
19	10085538	1	OF	Ann Arbor	MI	Actual/360	5.000%	80,544.35	33,530.24	0.00	N/A	03/06/24	--	18,707,074.03	18,673,543.79	01/06/23
20	10085539	1	MU	Bronx	NY	Actual/360	5.420%	83,884.29	34,299.48	0.00	N/A	01/06/24	--	17,973,064.31	17,938,764.83	01/06/23
22	10085540	1	RT	Orlando	FL	Actual/360	5.005%	64,133.57	25,835.24	0.00	N/A	02/06/24	--	14,880,657.91	14,854,822.67	01/06/23
25	10085543	1	RT	Hermitage	PA	Actual/360	5.048%	56,966.57	26,156.32	0.00	N/A	03/06/24	--	13,105,136.65	13,078,980.33	01/06/23
27	10085545	1	IN	Various	SC	Actual/360	5.256%	49,354.48	33,394.63	0.00	N/A	02/06/24	--	10,903,619.44	10,870,224.81	01/06/23
28	10085546	1	MF	Houston	TX	Actual/360	5.010%	49,509.58	23,043.87	0.00	N/A	03/06/24	--	11,476,046.17	11,453,002.30	01/06/23
29	10085547	1	RT	Dickson City	PA	Actual/360	5.005%	49,453.22	23,058.96	0.00	N/A	03/06/24	--	11,474,435.16	11,451,376.20	01/06/23
30	10085548	1	RT	Mooresville	NC	Actual/360	5.020%	39,818.71	17,079.51	0.00	N/A	03/06/24	--	9,211,369.96	9,194,290.45	01/06/23
31	10085549	1	MF	College Station	TX	Actual/360	4.713%	38,088.01	15,934.74	0.00	N/A	02/06/24	--	9,383,948.26	9,368,013.52	01/06/23
32	10085550	1	RT	Vacaville	CA	Actual/360	4.957%	40,127.25	15,162.11	0.00	N/A	03/06/24	--	9,400,724.54	9,385,562.43	01/06/23
33	10085551	1	RT	Colerain Township	OH	Actual/360	5.020%	38,006.00	15,798.46	0.00	N/A	02/06/24	--	8,792,031.70	8,776,233.24	01/06/23
34	10085552	1	SS	Various	IN	Actual/360	5.050%	34,994.39	16,294.36	0.00	N/A	01/06/24	--	8,047,257.72	8,030,963.36	01/06/23
36	10085554	1	RT	Madison	WI	Actual/360	4.815%	25,587.90	12,778.89	0.00	N/A	03/06/24	--	6,171,334.39	6,158,555.50	01/06/23
37	10085555	1	OF	Livonia	MI	Actual/360	5.200%	27,742.90	12,067.64	0.00	N/A	03/06/24	--	6,195,685.10	6,183,617.46	01/06/23
38	10085556	1	RT	Columbia	MD	Actual/360	5.109%	28,199.37	10,930.63	0.00	N/A	02/06/24	--	6,410,424.81	6,399,494.18	01/06/23
39	10085557	1	OF	Olivette	MO	Actual/360	5.290%	27,758.32	11,624.23	0.00	N/A	04/06/24	--	6,093,661.74	6,082,037.51	01/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	10085558	1	MF	Aberdeen	MD	Actual/360	5.180%	27,899.36	10,451.96	0.00	N/A	03/06/24	--	6,254,683.54	6,244,231.58	01/06/23
41	10085559	1	LO	Brunswick	GA	Actual/360	5.113%	24,121.94	17,054.62	0.00	N/A	02/06/24	--	5,478,696.90	5,461,642.28	01/06/23
42	10085560	1	LO	Orlando	FL	Actual/360	4.935%	23,025.50	17,050.34	0.00	N/A	03/06/24	--	5,418,295.79	5,401,245.45	01/06/23
43	10085561	1	SS	Macon	GA	Actual/360	5.310%	26,091.65	11,016.40	0.00	N/A	02/06/24	--	5,706,211.85	5,695,195.45	01/06/23
44	10085562	1	RT	Lansing	MI	Actual/360	5.048%	24,044.33	11,040.01	0.00	N/A	03/06/24	--	5,531,388.47	5,520,348.46	01/06/23
45	10085563	1	RT	Richmond	TX	Actual/360	4.890%	24,505.74	9,501.40	0.00	N/A	03/06/24	--	5,819,689.79	5,810,188.39	01/06/23
46	10085564	1	MH	Lexington	KY	Actual/360	5.430%	25,733.78	10,324.13	0.00	N/A	03/06/24	--	5,503,571.83	5,493,247.70	01/06/23
47	10085565	1	RT	Fayetteville	NC	Actual/360	4.850%	22,596.84	11,142.46	0.00	N/A	03/06/24	--	5,410,616.28	5,399,473.82	01/06/23
48	10085566	1	RT	Simpsonville	SC	Actual/360	4.809%	20,654.16	8,890.58	0.00	N/A	03/06/24	--	4,987,104.94	4,978,214.36	01/06/23
49	10085567	1	MH	Lakeland	FL	Actual/360	5.530%	20,837.41	8,073.48	0.00	N/A	03/06/24	--	4,375,819.25	4,367,745.77	01/06/23
50	10085568	1	MF	Austin	TX	Actual/360	5.500%	20,401.82	7,987.63	0.00	N/A	03/06/24	--	4,307,716.00	4,299,728.37	01/06/23
51	10085569	1	MF	Lakeland	FL	Actual/360	5.765%	21,441.13	7,785.17	0.00	N/A	01/06/24	--	4,319,059.78	4,311,274.61	01/06/23
52	10085570	1	OF	Edinburg	TX	Actual/360	5.360%	18,817.57	7,736.66	0.00	N/A	03/06/24	--	4,076,989.86	4,069,253.20	01/06/23
53	10085571	1	RT	Royal Oak	MI	Actual/360	5.170%	17,296.31	7,603.98	0.00	N/A	03/06/24	--	3,885,114.45	3,877,510.47	01/06/23
54	10085572	1	MF	Bossier City	LA	Actual/360	5.210%	16,528.94	7,164.37	0.00	N/A	03/06/24	--	3,684,240.76	3,677,076.39	01/06/23
55	10085573	1	LO	Columbus	GA	Actual/360	5.113%	14,424.68	10,198.49	0.00	N/A	02/06/24	--	3,276,205.58	3,266,007.09	01/06/23
56	10085574	1	RT	Colorado Springs	CO	Actual/360	4.890%	16,843.33	0.00	0.00	N/A	01/06/24	--	4,000,000.00	4,000,000.00	01/06/23
57	10085575	1	MF	Baltimore	MD	Actual/360	5.130%	15,378.03	5,868.96	0.00	N/A	03/06/24	--	3,481,160.39	3,475,291.43	01/06/23
58	10085576	1	SS	Spring Hill	FL	Actual/360	5.320%	14,733.91	6,199.23	0.00	N/A	02/06/24	--	3,216,231.44	3,210,032.21	01/06/23
59	10085577	1	MH	Palmetto	FL	Actual/360	5.525%	15,155.55	5,882.25	0.00	N/A	03/06/24	--	3,185,518.38	3,179,636.13	01/06/23
60	10085578	1	MF	Portland	OR	Actual/360	5.250%	13,927.33	5,952.00	0.00	N/A	03/06/24	--	3,080,700.74	3,074,748.74	01/06/23
61	10085579	1	MH	Warsaw	IN	Actual/360	5.130%	13,212.32	5,855.49	0.00	N/A	04/06/24	--	2,990,903.54	2,985,048.05	01/06/23
62	10085580	1	MF	Farmington Hills	MI	Actual/360	5.130%	10,173.08	4,536.38	0.00	N/A	03/06/24	--	2,302,903.48	2,298,367.10	01/06/23
63	10085581	1	MH	Sartell	MN	Actual/360	5.860%	9,210.39	5,158.03	0.00	N/A	03/06/24	--	1,825,245.99	1,820,087.96	01/06/23
Totals								2,727,951.79	1,176,108.06	0.00				630,181,002.47	629,004,894.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	12,351,734.47	8,665,072.76	01/01/22	09/30/22	--	0.00	0.00	482,354.88	482,354.88	0.00	0.00
6	1	0.00	0.00	--	--	05/06/22	6,635,527.78	1,206,614.27	188,911.42	5,313,784.82	0.00	0.00
7	1	3,462,210.06	2,618,483.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1	1,100,730.64	0.00	--	--	02/07/22	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,773,571.00	2,611,741.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,360,750.50	2,525,192.96	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	2,522,091.33	1,165,766.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	2,448,837.42	1,886,762.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,507,586.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,791,170.19	1,194,051.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,309,673.88	996,645.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	2,151,924.18	2,067,160.93	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	2,389,914.03	1,623,357.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,119,679.14	1,251,865.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1	1,084,617.93	679,305.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1	548,383.99	443,158.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	804,075.10	702,526.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,142,201.98	772,864.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	779,339.99	510,801.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	729,717.00	981,667.54	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	937,406.43	816,261.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,480,362.91	1,077,040.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	351,898.12	426,383.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	790,246.26	380,525.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	475,686.01	307,574.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	691,125.75	798,478.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	799,280.35	172,511.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	527,641.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	385,202.31	278,054.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	645,001.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.01	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	553,588.73	411,870.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		52,015,649.57	35,365,124.02				6,635,527.78	1,206,614.27	671,266.30	5,796,139.70	0.01	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/23	0	0.00	0	0.00	1	34,566,798.71	0	0.00	1	34,566,798.71	0	0.00	0	0.00	0	0.00	5.027007%	5.000969%	13
12/12/22	0	0.00	0	0.00	1	34,636,256.09	0	0.00	1	34,636,256.09	0	0.00	0	0.00	0	0.00	5.027038%	5.001000%	14
11/14/22	0	0.00	0	0.00	1	34,710,197.96	0	0.00	1	34,710,197.96	0	0.00	0	0.00	0	0.00	5.027072%	5.001034%	15
10/13/22	0	0.00	0	0.00	1	34,779,043.02	0	0.00	1	34,779,043.02	0	0.00	0	0.00	0	0.00	5.027103%	5.001064%	16
09/12/22	0	0.00	0	0.00	1	34,852,394.77	0	0.00	1	34,852,394.77	0	0.00	0	0.00	0	0.00	5.027137%	5.001097%	17
08/12/22	0	0.00	0	0.00	1	34,920,632.65	0	0.00	1	34,920,632.65	0	0.00	0	0.00	0	0.00	5.027167%	5.001127%	18
07/12/22	0	0.00	0	0.00	1	34,988,579.15	0	0.00	1	34,988,579.15	0	0.00	0	0.00	0	0.00	5.027197%	5.001157%	19
06/10/22	0	0.00	0	0.00	1	35,061,064.92	0	0.00	1	35,061,064.92	0	0.00	0	0.00	0	0.00	5.027230%	5.001188%	20
05/12/22	0	0.00	0	0.00	1	35,128,411.77	0	0.00	1	35,128,411.77	0	0.00	1	46,239.42	1	14,510,892.09	5.027259%	5.001217%	21
04/12/22	0	0.00	0	0.00	1	35,200,319.63	0	0.00	1	35,200,319.63	0	0.00	0	0.00	0	0.00	5.020674%	4.994329%	22
03/11/22	0	0.00	0	0.00	1	35,267,071.86	0	0.00	1	35,267,071.86	0	0.00	0	0.00	0	0.00	5.020701%	4.994355%	23
02/11/22	0	0.00	0	0.00	1	35,348,145.90	0	0.00	2	35,348,145.90	0	0.00	0	0.00	1	8,812,082.29	5.020736%	4.994389%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	10085524	12/01/22	0	B	482,354.88	482,354.88	0.00	77,874,167.99
6	10085528	07/06/20	29	3	188,911.42	5,313,784.82	12,662,835.61	36,600,409.20	05/11/20	7			03/17/21
Totals					671,266.30	5,796,139.70	12,662,835.61	114,474,577.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		137,491,391	137,491,391	0		0
13 - 24 Months		491,513,503	456,946,705	0		34,566,799
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	629,004,894	594,438,096	0	0	0	34,566,799
Dec-22	630,181,002	595,544,746	0	0	0	34,636,256
Nov-22	631,435,876	596,725,678	0	0	0	34,710,198
Oct-22	632,601,471	597,822,428	0	0	0	34,779,043
Sep-22	633,846,213	598,993,818	0	0	0	34,852,395
Aug-22	635,001,384	600,080,751	0	0	0	34,920,633
Jul-22	636,151,559	601,162,980	0	0	0	34,988,579
Jun-22	637,381,442	602,320,377	0	0	0	35,061,065
May-22	638,521,324	603,392,913	0	0	0	35,128,412
Apr-22	654,329,387	619,129,068	0	0	0	35,200,320
Mar-22	655,487,998	620,220,926	0	0	0	35,267,072
Feb-22	656,903,440	621,555,294	0	0	0	35,348,146
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10085528	34,566,798.71	36,600,409.20	45,700,000.00	03/25/22	4,713,624.00	1.60840	--	04/06/24	254
Totals		34,566,798.71	36,600,409.20	45,700,000.00		4,713,624.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	10085528	LO	TX	05/11/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
2	10085524	1 0.00	5.00000%	0.00	5.00000%	8	08/25/20	08/25/20	08/25/20
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/06/21	08/06/21	08/19/21
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/19/21	08/06/21	08/19/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	10085526 02/11/22	76,323,196.90	25,175,000.00	21,000,000.00	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	(146.40)	277,121.99	67,127,031.74	83.90%
5	10085527 12/11/20	46,820,305.96	64,500,000.00	681,714.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		123,143,502.86	89,675,000.00	21,681,714.36	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	(146.40)	277,121.99	67,127,031.74

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4	10085526	01/12/23	0.00	0.00	67,127,031.74	0.00	0.00	146.40	0.00	0.00	67,127,031.74
		09/12/22	0.00	0.00	67,126,885.34	0.00	0.00	(203,668.27)	0.00	0.00
		07/12/22	0.00	0.00	67,330,553.61	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	67,330,483.53	0.00	0.00	(73,670.20)	0.00	0.00
		02/11/22	0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73	0.00	0.00
5	10085527	12/28/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	146.40	0.00	0.00	146.40
Cumulative Totals			0.00	0.00	67,127,031.74	0.00	0.00	67,127,031.74	0.00	0.00	67,127,031.74

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,456.42	0.00	0.00	28,341.08	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,847.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,456.42	0.00	1,847.23	28,341.08	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		37,644.73

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28